Derivative Liabilities - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 03, 2021 tradingDay $ / shares shares	Dec. 31, 2022 USD ($) tradingDay $ / shares shares	Dec. 31, 2021 USD ($) shares
Derivative [Line Items]
Warrant written notice of redemption period		30 days
Earnout shares, vested (in shares) | shares		0
Sponsor Shares Subject to Time-Based Lock-Up Provision
Derivative [Line Items]
Earnout shares (in shares) | shares	2,000,000
Earnout Shares | Level 3
Derivative [Line Items]
Derivative liabilities | $		$ 1	$ 52
Stock Price Trigger One | Sponsor Shares Subject to Time-Based Lock-Up Provision
Derivative [Line Items]
Earnout shares (in shares) | shares	2,000,000
Earnout period	2 years
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 15.00
Earnout period, threshold (trading days) | tradingDay	20
Earnout period, threshold (trading day period) | tradingDay	30
Stock Price Trigger Two | Sponsor Shares Subject to Time-Based Lock-Up Provision
Derivative [Line Items]
Earnout shares (in shares) | shares	2,000,000
Earnout period	3 years
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 17.50
Earnout period, threshold (trading days) | tradingDay	20
Earnout period, threshold (trading day period) | tradingDay	30
Stock Price Trigger Three | Sponsor Shares Subject to Time-Based Lock-Up Provision
Derivative [Line Items]
Earnout shares (in shares) | shares	2,000,000
Earnout period	4 years
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 20.00
Earnout period, threshold (trading days) | tradingDay	20
Earnout period, threshold (trading day period) | tradingDay	30
Public warrants
Derivative [Line Items]
Warrants outstanding (in shares) | shares	12,000,000	12,000,000	12,000,000
Warrants exercise price (usd per share) | $ / shares	$ 11.50
Warrant, redemption period (threshold trading days) | tradingDay		20
Warrant redemption period, threshold (trading day period) | tradingDay		30
Public warrants | Common Class A
Derivative [Line Items]
Warrant, redemption period (threshold trading days) | tradingDay		10
Shares received upon exercise of warrant (capped)		0.361
Public warrants | Stock Price Trigger One
Derivative [Line Items]
Warrant redemption period, stock price trigger (in usd per share) | $ / shares		$ 10.00
Warrant redemption (usd per share) | $ / shares		0.10
Public warrants | Stock Price Trigger Two
Derivative [Line Items]
Warrant redemption period, stock price trigger (in usd per share) | $ / shares		18.00
Warrant redemption (usd per share) | $ / shares		$ 0.01
Private placement warrants
Derivative [Line Items]
Warrants outstanding (in shares) | shares	9,000,000	9,000,000	9,000,000
Warrants exercise price (usd per share) | $ / shares	$ 11.50